Taxation (Tables)	12 Months Ended
Sep. 30, 2023
Major components of tax expense (income) [abstract]
Summary of Reconciliation of Effective Tax Rate	The following table presents the reconciliation of effective tax rate for the years ended September 30, 2023 and 2022:

	For the Year Ended September 30,
(in USD)	2023	2022
Loss before tax	(222,097,491)	(3,577,590)

Income tax at the domestic rate of 22.00% (2022: 20.31%)	(45,970,977)	(726,609)
Impact of difference in overseas tax rates	40,961,202	—
Non-deductible expenses	2,685	98,838
Current year losses for which no deferred tax asset is recognized	5,026,928	643,122
Others	(19,838)	(15,351)
	—	—

Summary of Unrecognized Deferred Tax Assets Explanatory

Deferred tax assets have not been recognized in respect of the following items because it is not probable that future taxable profits will be available against which the Group entities can utilize benefits therefrom as at September 30, 2023, and 2022:

	For the Year Ended September 30,
(in USD)	2023	2022
Severance liabilities	31,716	20,532
Leases	—	1,880
Tax losses	5,946,743	924,653
	5,978,459	947,065

Summary of Tax Loss Carry Forward	As at September 30, 2023, we had tax loss carry-forwards that will expire in the following periods:

(in USD)
2024	52,238
2025	447,119
2026	691,144
2027	1,291,400
2028	2,989,672
No expiration	22,106,086
27,577,658